UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2009 (Unaudited)

DWS Target 2010 Fund

	Shares	Value ($)

Common Stocks 10.3%
Consumer Discretionary 1.1%
Hotels Restaurants & Leisure 0.2%
McDonald's Corp.	963	56,441
Household Durables 0.1%
Garmin Ltd.	1,300	39,338
Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	300	35,643
Liberty Media Corp. - Interactive "A"*	400	4,536
Priceline.com, Inc.*	100	15,779

		55,958
Media 0.3%
Scripps Networks Interactive "A"	1,200	45,312

Time Warner Cable, Inc.	1,276	50,326

		95,638
Multiline Retail 0.0%
Family Dollar Stores, Inc.	200	5,660
Specialty Retail 0.3%
Barnes & Noble, Inc.	2,700	44,847
Ross Stores, Inc.	1,100	48,411

		93,258
Consumer Staples 1.1%
Beverages 0.1%
Coca-Cola Enterprises, Inc.	1,100	20,977
Food & Staples Retailing 0.2%
Kroger Co.	500	11,565
Sysco Corp.	1,516	40,098
Wal-Mart Stores, Inc.	346	17,190

		68,853
Food Products 0.3%
Archer-Daniels-Midland Co.	1,800	54,216
Campbell Soup Co.	900	28,575

		82,791
Household Products 0.2%
Kimberly-Clark Corp.	1,000	61,160
Procter & Gamble Co.	102	5,916

		67,076
Personal Products 0.1%
Mead Johnson Nutrition Co. "A"	1,100	46,244
Tobacco 0.2%
Lorillard, Inc.	700	54,404
Philip Morris International, Inc.	200	9,472

		63,876
Energy 1.0%
Energy Equipment & Services 0.2%
Helix Energy Solutions Group, Inc.*	900	12,357
Oil States International, Inc.*	1,300	44,772
Rowan Companies, Inc.	600	13,950

		71,079
Oil, Gas & Consumable Fuels 0.8%
Anadarko Petroleum Corp.	300	18,279
ConocoPhillips	200	10,036
Encore Acquisition Co.*	1,000	37,070
ExxonMobil Corp.	736	52,749
Marathon Oil Corp.	600	19,182
Mariner Energy, Inc.*	3,100	39,494
Murphy Oil Corp.	100	6,114
Newfield Exploration Co.*	600	24,612
Occidental Petroleum Corp.	11	835
Williams Companies, Inc.	1,100	20,735

		229,106
Financials 1.3%
Capital Markets 0.1%
Bank of New York Mellon Corp.	100	2,666

Franklin Resources, Inc.	400	41,852

		44,518
Commercial Banks 0.3%
Commerce Bancshares, Inc.	100	3,836
First Citizens BancShares, Inc. "A"	100	14,900
Fulton Financial Corp.	2,900	23,954
Huntington Bancshares, Inc.	2,300	8,763
Synovus Financial Corp.	5,100	11,322
Wells Fargo & Co.	700	19,264
Whitney Holding Corp.	500	4,015

		86,054
Consumer Finance 0.3%
AmeriCredit Corp.*	400	7,060
Capital One Financial Corp.	1,600	58,560
Discover Financial Services	1,400	19,796

		85,416
Diversified Financial Services 0.2%
Bank of America Corp.	1,800	26,244
Citigroup, Inc.	5,200	21,268
JPMorgan Chase & Co.	500	20,885

		68,397
Insurance 0.2%
OneBeacon Insurance Group Ltd. "A"	600	7,152
PartnerRe Ltd.	400	30,592
Unitrin, Inc.	1,500	29,400

		67,144
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT)	100	2,198
Annaly Capital Management, Inc. (REIT)	600	10,146
Equity Residential (REIT)	100	2,888
HCP, Inc. (REIT)	200	5,918
Host Hotels & Resorts, Inc. (REIT)	600	6,066
Public Storage (REIT)	200	14,720
Simon Property Group, Inc. (REIT)	206	13,985
Vornado Realty Trust (REIT)	102	6,075

		61,996
Health Care 1.4%
Biotechnology 0.1%
Gilead Sciences, Inc.*	1,000	42,550
Health Care Equipment & Supplies 0.0%
Hill-Rom Holdings, Inc.	300	5,877
Health Care Providers & Services 0.7%
AmerisourceBergen Corp.	1,900	42,085
Coventry Health Care, Inc.*	2,300	45,609
McKesson Corp.	800	46,984
Medco Health Solutions, Inc.*	1,000	56,120
UnitedHealth Group, Inc.	400	10,380

		201,178
Pharmaceuticals 0.6%
Eli Lilly & Co.	1,664	56,593
Endo Pharmaceuticals Holdings, Inc.*	1,000	22,400
Forest Laboratories, Inc.*	200	5,534
Johnson & Johnson	100	5,905

Pfizer, Inc.	4,750	80,892

		171,324
Industrials 1.1%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	800	55,032
Northrop Grumman Corp.	1,100	55,143

		110,175
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"	700	37,576
Commercial Services & Supplies 0.0%
R.R. Donnelley & Sons Co.	700	14,056
Construction & Engineering 0.2%
KBR, Inc.	900	18,423
Shaw Group, Inc.*	1,700	43,622

		62,045
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	1,500	46,560
General Electric Co.	300	4,278

		50,838
Machinery 0.2%
Navistar International Corp.*	600	19,884
Timken Co.	1,500	33,045
Trinity Industries, Inc.	500	8,440

		61,369
Road & Rail 0.0%
Ryder System, Inc.	40	1,622
Information Technology 2.3%
Communications Equipment 0.2%
EchoStar Corp. "A"*	1,500	27,240
Harris Corp.	700	29,204

		56,444
Computers & Peripherals 0.7%
Apple, Inc.*	266	50,141
International Business Machines Corp.	905	109,152
NCR Corp.*	2,400	24,360
Teradata Corp.*	800	22,304

		205,957
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.*	1,900	48,146
Avnet, Inc.*	2,100	52,038
Ingram Micro, Inc. "A"*	2,900	51,185
Tech Data Corp.*	700	26,901

		178,270
Internet Software & Services 0.3%
Google, Inc. "A"*	100	53,612
Sohu.com, Inc.*	300	16,680
VeriSign, Inc.*	1,200	27,372

		97,664
IT Services 0.4%
Global Payments, Inc.	1,000	49,230
MasterCard, Inc. "A"	100	21,902
SAIC, Inc.*	2,700	47,817

		118,949

Software 0.1%
Microsoft Corp.	479	13,283
Red Hat, Inc.*	100	2,581
Symantec Corp.*	1,600	28,128

		43,992
Materials 0.4%
Chemicals 0.2%
Cytec Industries, Inc.	700	23,219
Huntsman Corp.	2,800	22,260
Lubrizol Corp.	200	13,312

		58,791
Metals & Mining 0.1%
Reliance Steel & Aluminum Co.	300	10,944
Walter Energy, Inc.	100	5,850

		16,794
Paper & Forest Products 0.1%
International Paper Co.	2,200	49,082
Telecommunication Services 0.3%
Diversified Telecommunication Services
AT&T, Inc.	3,436	88,202
Utilities 0.3%
Electric Utilities 0.2%
Edison International	56	1,782
Exelon Corp.	1,200	56,352
FirstEnergy Corp.	400	17,312

		75,446
Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.*	1,200	27,588

Total Common Stocks (Cost $2,992,140)		3,185,609
	Principal Amount ($)	Value ($)

Government & Agency Obligation 89.2%
US Treasury Obligation
US Treasury STRIPS, 6.313% **, 11/15/2010 (a) (Cost $25,971,417)	27,707,000	27,595,673
	Shares	Value ($)

Securities Lending Collateral 29.3%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $9,070,275)	9,070,275	9,070,275
Cash Equivalents 0.9%
Central Cash Management Fund, 0.19% (b) (Cost $258,816)	258,816	258,816

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $38,292,648) †	129.7	40,110,373
Other Assets and Liabilities, Net	(29.7)	(9,175,224)

Net Assets	100.0	30,935,149

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $38,362,102. At October 31, 2009, net unrealized appreciation for all securities based on tax cost was $1,748,271. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,974,029 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $225,758.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2009 amounted to $8,899,099 which is 28.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 3,185,609	$ —	$ —	$ 3,185,609
Government & Agency Obligations	—	27,595,673	—	27,595,673
Short-Term Investments(d)	9,329,091	—	—	9,329,091
Total	$ 12,514,700	$ 27,595,673	$ —	$ 40,110,373
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2009